Schedule of Funded Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	$ (208,031)	$ (229,933)
Accrued benefit cost	(208,031)	(229,933)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plan at end of year	(23,408)	(25,086)
Accrued benefit cost	$ (23,408)	$ (25,086)